Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Transactions with Significant Shareholders, their Affiliates and Other Related Parties

Transactions with significant shareholders, their affiliates and other related parties were as follows:

	December 31, 2016	December 31, 2015	December 31, 2014

Sales & other services	1	7	24
Other purchases	1	65	24
Accounts receivable	7	8	22
Accounts payable	51	61	56